Other current liabilities	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Other current liabilities
Other current liabilities

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012

Derivative financial instruments [1]	59.4	69.5
Accrued interest expense	19.3	17.9
Accrued expenses	79.2	119.1
Employee withheld taxes, social security and vacation payment	46.3	36.8
Short term portion of deferred revenues	19.2	13.5
Uncertain tax positions	—	142.0
Total other current liabilities	223.4	398.8

(1)	Derivative financial instruments consist of unrealized losses on interest rate swaps, cross currency swaps and foreign exchange rate forwards. Additional disclosure has been provided in Note 25.